Acquisitions (Details 1) - USD ($)	Feb. 28, 2018	Dec. 07, 2017	Feb. 28, 2017
Common stock	$ 845,098		$ 526,060
Total Purchase Price	$ 67,500
Congo Ltd. Acquisition [Member]
Common stock		$ 840,000
Cash consideration		75,000
Earnest money		50,000
Total Purchase Price		$ 965,000